Loan Payables - Schedule of Short-Term Bank Loans (Details) - China Construction Bank [Member] - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Short-Term Bank Loans [Line Items]
Maturity	December, 2025
Collateral/ earnings	Xuezheng Chen
Short-term bank loans		$ 195,112
Minimum [Member]
Schedule of Short-Term Bank Loans [Line Items]
Interest rate	4.15%
Maximum [Member]
Schedule of Short-Term Bank Loans [Line Items]
Interest rate	4.30%